Background (Details) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2011 facilities	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2011 facilities	Feb. 03, 2012	Feb. 03, 2011	Sep. 30, 2010
Goodwill, Impairment Loss	$ 427.8			$ 427.8
Understatement of impairment charge from exclusion of deferred tax items				63.0
Repayments of Related Party Debt		900.0	0
Stockholders' Equity, Other		(181.8)
Due to Related Parties, Current					784.5
Investment in partnership	60.2	0		60.2	60.2		60.8
Ralcorp ownership percentage	100.00%			100.00%
Operating Facilities, Number	4			4
Shares Of Ralcorp Stock For Each Share of Post Common Stock						2
Common Stock, Shares, Retained by Ralcorp in Spinoff Transaction	6,800,000			6,800,000	6,800,000
Employees involved in Post cereals	1,300			1,300
Previously Reported
Goodwill, Impairment Loss				364.8
Investment in partnership	$ 60.2			$ 60.2